Unaudited Condensed Consolidated Statements of Financial Position - USD ($) $ in Millions	Jun. 30, 2024	Dec. 31, 2023
Statement of financial position [abstract]
Cash and cash equivalents	$ 7,884	$ 12,727
Marketable securities	4,290	2,819
Trade and other receivables	4,405	6,135
Inventories	7,339	7,681
Recoverable income taxes	1,088	218
Other recoverable taxes	1,712	960
Others	1,518	1,570
Current assets other than assets classified as held for sale	28,236	32,110
Assets classified as held for sale	422	335
Current assets	28,658	32,445
Trade and other receivables	1,175	1,847
Marketable securities	1,344	2,409
Judicial deposits	12,479	14,746
Deferred income taxes	1,097	965
Other recoverable taxes	3,970	4,516
Others	2,101	2,315
Long-term receivables	22,166	26,798
Investments	986	1,358
Property, plant and equipment - PP&E	135,951	153,424
Intangible assets	2,688	3,042
Non-current assets	161,791	184,622
Total assets	190,449	217,067
Trade payables	4,812	4,813
Finance debt	4,617	4,322
Lease liability	7,437	7,200
Income taxes payable	373	1,300
Other taxes payable	5,220	4,166
Dividends payable	2,295	3,539
Provision for decommissioning costs	1,659	2,032
Employee benefits	2,299	2,932
Others	2,519	3,015
Current liabilities other than Liabilities on assets classified as held for sale	31,231	33,319
Liabilities related to assets classified as held for sale	785	541
Current liabilities	32,016	33,860
Finance debt	21,704	24,479
Lease liability	25,872	26,599
Income taxes payable	242	299
Deferred income taxes	6,076	10,910
Employee benefits	13,841	15,579
Provisions for legal proceedings	3,125	3,305
Provision for decommissioning costs	18,155	21,171
Others	1,770	1,890
Non-current liabilities	90,785	104,232
Current and non-current liabilities	122,801	138,092
Share capital (net of share issuance costs)	107,101	107,101
Capital reserve and capital transactions	29	410
Profit reserves	65,463	72,641
Retained earnings (losses)	1,831
Accumulated other comprehensive deficit	(107,239)	(101,569)
Attributable to the shareholders of Petrobras	67,185	78,583
Non-controlling interests	463	392
Equity	67,648	78,975
Total liabilities and equity	$ 190,449	$ 217,067